Commitments and Contingencies Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 01, 2011	Jun. 30, 2015	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Mar. 31, 2015	Jun. 11, 2014
Capital Leased Assets [Line Items]
Rent expense, net			$ 20,100,000	$ 15,400,000	$ 14,500,000
Deferred Portion of Purchase Price			42,440,000	0		$ 35,998,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount			89,181,000	$ 0		76,584,000	$ 80,792,000
Accretion Rate on Deferred Purchase Price							9.50%
Purchase commitment			92,100,000
Companhia Providencia Industria e Comercio [Member]
Capital Leased Assets [Line Items]
Deferred Portion of Purchase Price			$ 42,400,000			36,000,000	$ 47,931,000
Fiberweb
Capital Leased Assets [Line Items]
Lease period		10 years	10 years
Financing obligations			$ 18,400,000			$ 18,000,000
Purchase of Raw Materials
Capital Leased Assets [Line Items]
Purchase commitment			77,100,000
Estimated Total Project Costs to Acquire Spunlmelt Line
Capital Leased Assets [Line Items]
Purchase commitment			$ 15,000,000
Equipment
Capital Leased Assets [Line Items]
Capital lease term	7 years
Capital lease assets	$ 53,600,000
Capital lease annual payment	8,300,000
Capital leases future minimum payments due	$ 58,000,000